INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

	2024	2023	2022
Loss carryforwards	$698,900	$755,500	$783,500
Oil & Gas properties	1,726,900	1,784,800	1,742,800
Asset retirement obligation	175,700	175,700	175,700
Deferred tax asset	2,601,500	2,716,000	2,702,000

Less valuation allowance	(2,601,500)	(2,716,000)	(2,702,000)
Deferred tax asset recognized	$–	$–	$–

Schedule of effective income tax rate

	2024	2023	2022
Statutory federal income tax rate	-25%	-25%	-25%
Change in valuation allowance	-4%	1%	-8%
Non-deductible change in fair value of derivative liability	8%	-3%	-41%
Non-deductible accretion expense	0%	0%	-3%
Effect of foreign exchange	23%	27%	77%
	0%	0%	0%